Document and Entity Information	Apr. 01, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Apr. 01, 2026
Entity Central Index Key	0000357057
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Investment Company Type	N-1A